Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Cash and cash equivalents	$1,209,226	$1,627,181
Restricted cash	192,356	198,285
Total cash, cash equivalents and restricted cash	$1,401,582	$1,825,466

Restrictions on Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Cash and cash equivalents	$1,209,226	$1,627,181
Restricted cash	192,356	198,285
Total cash, cash equivalents and restricted cash	$1,401,582	$1,825,466